Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Fair Value of Derivative Liabilities

The fair value of derivative liabilities as of March 31, 2020, by level within the fair value hierarchy appears below:

Description:	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities – Common Stock Warrants			$199,907

Schedule of Fair Value of Level 3 Derivative Liabilities on Fair Value of Recurring Basic

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Derivative
Liabilities
Balance – January 1, 2020	$-
Derivative liabilities associated with the issuance of common stock warrants	513,534
Derivative liabilities associated with the issuance of placement agent warrants	32,502
Change in fair value of derivative liabilities	(346,129)
Balance - March 31, 2020	$199,907

Summary of Potentially Dilutive Common Stock Equivalents

The following table summarizes the number of potentially dilutive common stock equivalents excluded from the calculation of diluted net loss per common share as of March 31, 2020 and 2019:

	March 31,
	2020	2019
Shares of common stock issuable upon exercise of warrants	5,749,239	4,003,679
Shares of common stock issuable upon exercise of options	2,417,207	1,182,624
Potentially dilutive common stock equivalents excluded from diluted net loss per share	8,166,446	5,186,303

The following table summarizes the number of potentially dilutive common stock equivalents excluded from the calculation of diluted net loss per common share as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Shares of common stock issuable upon exercise of warrants	4,366,960	3,780,571
Shares of common stock issuable upon exercise of options and restricted stock units	2,687,367	2,883,256
Potentially dilutive common stock equivalents excluded from diluted net loss per share	7,054,327	6,663,827

Schedule of Basic and Diluted Loss Per Common Share

The following table summarizes net loss attributable to common stockholders used in the calculation of basic and diluted loss per common share:

	For the Years Ended
	December 31,
	2019	2018
Net loss	$(7,625,397)	$(13,042,709)
Deemed dividend to Series A and B preferred stockholders	-	(3,310,001)
Net loss attributable to common stockholders	$(7,625,397)	$(16,352,710)

Schedule of Revenue Recognized

The following table summarizes the Company’s revenue recognized in the accompanying statements of operations:

	For the Years Ended
	December 31,
	2019	2018
Royalty income	31,243	116,152
Contract research - related party	-	70,400
Total Revenues	$31,243	$186,552